UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4551 Glencoe Avenue, Marine Del Rey, California 90292
(Address of principal executive offices)     (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Semi-Annual Report 2018
For the period from October 1, 2017 through March 31, 2018
(Unaudited)

Aspiration Redwood Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Redwood Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Aspiration Redwood Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Aspiration Redwood Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Redwood Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at funds.aspiration.com/redwood/ or by calling the Advisor at 800-683-8529. The prospectus should be read carefully before investing.

For More Information on the Aspiration Redwood Fund:

      See Our Web site at aspiration.com
         or
      Call Our Shareholder Services Group at 800-683-8529.

Aspiration Redwood Fund

Schedule of Investments
(Unaudited)

As of March 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 92.57%

Consumer Discretionary - 15.90%
*	Amazon.com, Inc.	1,866	$2,700,736
	Comcast Corp.	69,839	2,386,399
	Newell Brands, Inc.	69,010	1,758,375
	The TJX Cos., Inc.	36,871	3,007,199
			9,852,709
Consumer Staples - 4.75%
	Walgreens Boots Alliance, Inc.	44,940	2,942,222
			2,942,222
Financials - 16.35%
	American Express Co.	24,899	2,322,579
	Marsh & McLennan Cos., Inc.	32,863	2,714,155
	US Bancorp	51,892	2,620,546
	Voya Financial, Inc.	48,964	2,472,682
			10,129,962
Health Care - 15.13%
	Allergan PLC	17,002	2,861,267
	Johnson & Johnson	22,380	2,867,997
	UnitedHealth Group, Inc.	9,951	2,187,429
	Zimmer Biomet Holdings, Inc.	13,370	1,457,865
			9,374,558
Industrials - 4.48%
	AGCO Corp.	42,750	2,772,338
			2,772,338
Information Technology - 28.46%
	Jabil, Inc.	76,430	2,195,834
	KLA-Tencor Corp.	14,439	1,573,995
	Lam Research Corp.	10,159	2,063,902
*	Micron Technology, Inc.	35,590	1,855,663
*	ON Semiconductor Corp.	72,313	1,768,776
*	salesforce.com, Inc.	23,217	2,700,137
	Visa, Inc.	21,747	2,601,376
	Western Digital Corp.	31,137	2,873,011
			17,632,694
Materials - 7.50%
	Ashland Global Holdings, Inc.	28,579	1,994,528
	Ecolab, Inc.	19,361	2,653,812
			4,648,340

	Total Common Stocks (Cost $55,697,865)		57,352,823

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018
		Shares	Value (Note 1)

REAL ESTATE INVESTMENT TRUST - 4.08%

Simon Property Group, Inc.		16,358	$2,524,857

Total Real Estate Investment Trust (Cost $2,615,443)			2,524,857

SHORT-TERM INVESTMENT - 4.11%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 1.37%	2,546,083	2,546,083

Total Short-Term Investment (Cost $2,546,083)			2,546,083

Total Value of Investments (Cost $60,859,391) - 100.76%			$62,423,763

Liabilities in Excess of Other Assets - (0.76)%			(471,458)

NET ASSETS - 100.00%			$61,952,305

* Non-income producing investment
§	Represents 7 day effective yield as of March 31, 2018

The following acronym or abbreviation is used in this portfolio:
PLC - Public Limited Company

Summary of Investments
	% of Net
By Sector	Assets	Value
Consumer Discretionary	15.90%	$9,852,709
Consumer Staples	4.75%	2,942,222
Financials	16.35%	10,129,962
Health Care	15.13%	9,374,558
Industrials	4.48%	2,772,338
Information Technology	28.46%	17,632,694
Materials	7.50%	4,648,340
Real Estate Investment Trust	4.08%	2,524,857
Short-Term Investment	4.11%	2,546,083
Liabilities in Excess of Other Assets	-0.76%	(471,458)
Total Net Assets	100.00%	$61,952,305

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Assets and Liabilities
(Unaudited)
As of March 31, 2018

Assets:
Investments, at value (cost $60,859,391)	$62,423,763
Cash	491
Receivables:
From Advisor	71,793
Fund shares sold	671,486
Dividends	43,628
Prepaid expenses:
Transfer agent fees	26,613
Registration and filing expenses	17,753
Custody fees	4,244
Fund accounting fees	2,453
Administration fees	132
Trustee fees and meeting expenses	119
Security pricing fees	28

Total assets	63,262,503

Liabilities:
Payables:
Investments purchased	1,159,615
Fund shares repurchased	99,453
Accrued expenses:
Professional fees	22,834
Shareholder fulfillment expenses	12,980
Distribution and service fees - Investor Class Shares	11,252
Compliance fees	3,608
Insurance fees	456

Total liabilities	1,310,198

Net Assets	$61,952,305

Net Assets Consist of:
Paid in capital	$58,457,355
Accumulated net investment loss	(144,589)
Accumulated net realized gain on investments	2,075,167
Net unrealized appreciation on investments	1,564,372

Total Net Assets	$61,952,305
Shares Outstanding, no par value (unlimited authorized shares)	4,857,783
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$12.75

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Operations
(Unaudited)
For the fiscal period ended March 31, 2018

Investment Income:
Dividends	$188,026

Total Investment Income	188,026

Expenses:
Transfer Agent fees (Note 2)	139,630
Distribution and service fees - Investor Class Shares (Note 3)	62,093
Registration and filing expenses	43,224
Professional fees	35,391
Administration fees (Note 2)	24,837
Shareholder fulfillment expenses	18,000
Custody fees (Note 2)	16,785
Fund accounting fees (Note 2)	15,799
Compliance fees (Note 2)	13,808
Trustee fees and meeting expenses	8,631
Insurance fees	7,749
Security pricing fees	1,726

Total Expenses	387,673

Expenses reimbursed by Advisor (Note 2)	(263,488)

Net Expenses	124,185

Net Investment Income	63,841

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	2,343,277

Net change in unrealized depreciation on investments	(647,204)

Net Realized and Unrealized Gain on Investments	1,696,073

Net Increase in Net Assets Resulting from Operations	$1,759,914

See Notes to Financial Statements

Aspiration Redwood Fund

Statements of Changes in Net Assets

	March 31,		September 30,
For the fiscal year or period ended	2018	(a)	2017

Operations:
Net investment income	$63,841		$143,796
Net realized gain from investment transactions	2,343,277		1,760,751
Net change in unrealized appreciation (depreciation) on
investments	(647,204)		1,850,967

Increase in Net Assets from Operations	1,759,914		3,755,514

Distributions to Shareholders:
Net investment income	(255,283)		(143,796)
Net realized gains	(1,896,467)		(210,062)

Decrease in Net Assets Resulting from Distributions	(2,151,750)		(353,858)

Beneficial Interest Transactions:
Shares Sold	29,282,495		33,340,382
Reinvested Dividends and Distributions	2,145,987		352,868
Shares Repurchased	(6,333,139)		(5,009,301)

Net Increase in Beneficial Interest Transactions	25,095,343		28,683,949

Net Increase in Net Assets	24,703,507		32,085,605

Net Assets:
Beginning of period	37,248,798		5,163,193.00
End of period	$61,952,305		$37,248,798

Accumulated Net Investment Income (Loss)	$(144,589)		$46,856

Share Information:
Shares Sold	2,274,325		2,815,417
Reinvested Dividends and Distributions	170,837		32,522
Shares Repurchased	(492,814)		(420,258)
Net Increase in Shares of Beneficial Interest	1,952,348		2,427,681

(a) Unaudited.

See Notes to Financial Statements

Aspiration Redwood Fund

Financial Highlights

For a share outstanding during the	March 31,		September 30,
fiscal year or periods ended	2018	(f)	2017	2016	(e)

Net Asset Value, Beginning of Period	$12.82		$10.81	$10.00

Income from Investment Operations
Net investment income	0.02		0.13	0.10
Net realized and unrealized gain on investments	0.49		2.43	0.71

Total from Investment Operations	0.51		2.56	0.81

Less Distributions to Shareholders:
Net investment income	(0.06)		(0.21)	-
Net realized gains	(0.52)		(0.34)	-

Total Distributions	(0.58)		(0.55)	-

Net Asset Value, End of Period	$12.75		$12.82	$10.81

Total Return (c)	2.42%	(b)	22.70%	6.10%	(b)

Total Return (d)	4.42%	(b)	24.70%	8.10%	(b)

Net Assets, End of Period (in thousands)	$61,952		$37,249	$5,163

Ratios of:
Gross Expenses to Average Net Assets	1.54%	(a)	2.65%	9.49%	(a)
Net Expenses to Average Net Assets	0.50%	(a)	0.50%	0.50%	(a)
Net Investment Income to Average Net Assets	1.02%	(a)	0.83%	1.90%	(a)

Portfolio turnover rate	55.09%	(b)	131.83%	120.74%	(b)

(a) Annualized
(b) Not annualized.
(c)	Performance with maximum assumed contribution reduction of 2%. Contribution reduction assumes a maximum 2% management fee.
(d)	Performance without maximum assumed contribution reduction of 2%.
(e)	For the fiscal period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016.
(f) Unaudited.

See Notes to Financial Statements

Aspiration Redwood Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

1.      Organization and Significant Accounting Policies

The Aspiration Redwood Fund (the "Fund") is a series of the Aspiration Funds (the "Trust"). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on November 16, 2015. The investment objective of the Fund is to maximize total return, consisting of capital appreciation and current income.  The Fund seeks to achieve its investment objective by investing in companies based on various financial factors and fundamental sustainability factors such as environmental, social, and governance performance of such companies.  The Fund invests in securities, which include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund's investment strategies.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees and a contingent deferred sales charge on the Class C Shares. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2018, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-end investment companies are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2018 for the Fund's assets measured at fair value:

Aspiration Redwood Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$57,352,823	$57,352,823	$-	$-
Real Estate Investment Trust	2,524,857	2,524,857	-	-
Short-Term Investment	2,546,083	2,546,083	-	-
Total Assets	$62,423,763	$62,423,763	$-	$-

* Refer to the Schedule of Investments for a breakdown by sector.
(a) The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended March 31, 2018.  The Fund recognizes transfers at the end of the reporting period.

Concentration of Risk
The Fund seeks to achieve its investment objective by investing primarily in dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.  The principal risks of investing in the Fund include: market risk, management risk, derivatives risk, equity securities risk, convertible securities risk, futures risk, investment company risk, leverage risk associated with financial instruments, focused investment risk, foreign investing risk, limited capitalization risk, portfolio turnover risk, and temporary defensive positions.  The Fund held no derivatives as of and for the fiscal period ended March 31, 2018.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums.  Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees ("Trustees").

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
Aspiration Fund Adviser, LLC (the "Advisor") does not impose a set fee to manage individual shareholder accounts.  Instead, shareholders may pay the Advisor a fee to manage their individual accounts in the amount they believe is fair, ranging from 0% to 2% of the value of the net assets in their account invested in the Fund.  Only clients of the Advisor may invest in the Fund.  Those Advisor clients must establish an advisory relationship and open an individual account with the Advisor before investing in the Fund.  The Fund is responsible for its own operating expenses.  For the fiscal period ended March 31, 2018, no advisory fees were incurred by the Fund.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, dividends, litigation and indemnification expenses, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the fiscal period ended March 31, 2018, the Advisor reimbursed the Fund $263,488, all of which was related to other reimbursements during the fiscal period ended March 31, 2018, and is subject to recoupment on or before March 31, 2021, provided that the annual expense ratio does not exceed 0.50%. Prior year reimbursements for the fiscal year ended September 30, 2017 consisted of the Advisor reimbursing the Fund $373,852, all of which was related to other reimbursements during the fiscal year and subject to recoupment on or before September 30, 2020, provided that the annual expense ratio does not exceed 0.50%. Prior year reimbursements for the initial period ended September 30, 2016 consisted of the Advisor reimbursing the Fund $221,727, of which $46,772 related to offering costs expensed during the period ended September 30, 2016, and $174,955 was related to other reimbursements, which are subject to recoupment on or before September 30, 2019, provided that the annual expense ratio does not exceed 0.50%.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

Sub-Advisor
UBS Asset Management (Americas), Inc. (the "Sub-Advisor") is responsible for management of the Fund's investment portfolio according to the Fund's investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.  In addition, the Advisor and Sub-Advisor each donate 10% of their respective fees to charity.  The Advisor will donate 10% of its fees after deducting the sub-advisory fee paid to the Sub-Advisor, and the Sub-Advisor will donate 10% of its fees after receiving its fees from the Advisor.

Administrator
The Nottingham Company serves as the Fund's Administrator (the "Administrator").  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $24,837 of fees by the Administrator for the fiscal period ended March 31, 2018.

Fund Accounting Services
The Nottingham Company serves as the Fund's Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $15,799 of fees by The Nottingham Company for the fiscal period ended March 31, 2018.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $13,808 in compliance fees for the fiscal period ended March 31, 2018.

Custodian
UMB Bank, N.A. (the "Custodian") provides services as the Fund's custodian.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian's fee arrangements with the Fund.  The Fund paid $16,785 in custody fees for the fiscal period ended March 31, 2018.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund paid $139,630 to the Transfer Agent for the fiscal period ended March 31, 2018.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  The Fund incurred $3,206 in distribution expenses for the fiscal period ended March 31, 2018.

Officers and Trustees of the Trust
As of March 31, 2018, certain officers of the Trust were also officers of the Administrator.  Trustees and an officer are also officers of the Advisor.

3.      Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended March 31, 2018, $62,093 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

4.      Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$51,155,515	$26,834,205

5.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of March 31, 2018.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax year/periods from September 30, 2016 through September 30, 2017, and during the fiscal period ended March 31, 2018, and determined the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2018, the Fund did not incur any interest or penalties.

The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	March 31, 2018	September 30, 2017

Ordinary Income	$ 1,979,757	$ 353,858
Long-Term Capital Gains	171,993	-

At March 31, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$60,859,391

Gross Unrealized Appreciation	$3,566,489
Gross Unrealized Depreciation	(2,002,118)
Net Unrealized Appreciation	$1,564,371

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

6.      Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2018, there were no control persons of the Fund.

7.      Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.      Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Aspiration Redwood Fund

Additional Information
(Unaudited)

1.      Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended March 31, 2018.

During the fiscal period ended March 31, 2018, the Fund paid $255,283 in ordinary income distributions, $1,724,474 in short-term capital gain distributions, and $171,993 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Investor Class Shares	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,044.20	$2.55
	$1,000.00	$1,022.44	$2.52
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 0.50%, multiplied by 182/365 (to reflect the six month period).
5.      Approval of Investment Advisory Agreement
The Advisor supervises the Fund's investments by overseeing the Sub-Advisor, who manages the Fund's daily activity, pursuant to an Investment Advisory Agreement. At a quarterly meeting of the Fund's Board of Trustees on December 12, 2017, the Trustees approved the continuation of the Investment Advisory Agreement for a one-year period. In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Fund and Advisor; (iii) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Advisor's practice regarding brokerage and portfolio transactions; and (vi) the Advisor's practices regarding conflicts of interest.
At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its financial strength and capability, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; the Advisor's Form ADV; and a memorandum from the Trustees' legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision. The Trustees noted that the Fund does not pay an advisory fee to the Advisor. The Trustees also noted that only clients of the Advisor may invest in the Fund, and that such clients have the discretion to pay the Advisor a fee in an amount they deem to be fair and reasonable. The Trustees took into account the Expense Limitation Agreement pursuant to which the Advisor would to reimburse the Fund's operating expenses to the extent necessary to limit the Fund's total annual operating expenses to 0.50% of the Fund's average daily net assets through January 31, 2019. It was noted that the Expense Limitation Agreement also would permit the Advisor to recoup any expense reimbursements from the Fund for a period of three years following such reimbursement, provided such recoupment does not cause the Fund's total annual operating expenses to exceed 0.50% of the Fund's average daily net assets.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund's inception; its procedures for assuring compliance with the Fund's investment objectives, policies, and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares. The Trustees reviewed the duties of the Advisor relative to the oversight of the Fund's investment portfolio and the Fund's investment strategy. The Trustees discussed the respective services that are provided by the Advisor and noted that the Advisor is responsible for managing the Fund's assets. The Trustees noted that the principal executive officer of the Fund is an employee of the Advisor and serves without additional compensation from the Fund. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor's business, the Advisor's compliance programs, and the Advisor's Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.
(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

In considering the performance of the Fund and the Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Broadridge peer group average). The Trustees also considered the consistency of the Advisor's management of the Fund with its investment objectives, policies, and limitations. After reviewing the short-term investment performance of the Fund, the Advisor's experience managing the Fund and other advisory accounts, the Advisor's historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.
In considering the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund is 0% of average daily net assets, with shareholders being made up entirely of clients of the Advisor, and that these clients pay the Advisor directly, rather than through the Fund via a management fee. The Trustees noted that the clients of the Advisor may pay the Advisor between 0% and 2%. The Trustees reviewed the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel; the Advisor's compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset levels of the Fund; the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor; and the nature and frequency of advisory fee payments. The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the Advisor. The Trustees discussed the Fund's Expense Limitation Agreement, including the nature and scope of the cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name and the ability for the Advisor to place small accounts into the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fees) to other funds comparable in terms of the type of funds, the nature of their investment strategy, and their style of investment management, among other factors. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that due to the Advisor's receipt of payment directly from its clients, the lack of fee to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.
In considering the extent to which economies of scale are realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors, the Trustees first noted that the Fund does not have a traditional advisory fee. Instead, the Trustees noted that shareholders would benefit from their ability to individually allocate between 0.00% and 2.00% of the net asset value of their account per year as payment to the Advisor. The Trustees then reviewed the Fund's operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future.  The Trustees determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.
In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions and in particular for supervising the Sub-Advisor's practices. The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; and that the Advisor does not currently allocate portfolio transactions to broker-dealers affiliated with the Advisor or to broker-dealers that provide research, statistical, or other services (soft dollars). After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.
In considering the Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.
(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

The Advisor also has undertaken to disclose the aggregate amount of advisory fees received by the Advisor and, as of September 30, 2017, the aggregate amount of advisory fees was $98,151.  The fees are paid directly to the Advisor by its clients.
Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.
 6.      Approval of Investment Sub-Advisory Agreement
The Sub-Advisor manages the Fund's daily activity pursuant to an Investment Sub-Advisory Agreement. At a quarterly meeting of the Fund's Board of Trustees on December 12, 2017, the Trustees approved the continuation of the Investment Sub-Advisory Agreement for a one-year period. In considering whether to approve the Investment Sub-Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Fund and Sub-Advisor; (iii) the costs of the services provided and profits realized by the Sub-Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Sub-Advisor's practice regarding brokerage and portfolio transactions; and (vi) the Sub-Advisor's practices regarding conflicts of interest.
The Trustees also reviewed the Sub-Advisor's Form ADV, experience, profitability with respect to the Fund, its financial strength and capability, and other pertinent information. The Board also reviewed, among other things, the copy of the Investment Sub-Advisory Agreement.
In considering the nature, extent, and quality of the services provided by the Sub-Advisor, the Trustees considered the responsibilities of the Sub-Advisor under the Investment Sub-Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund's inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares. After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor's business, the Sub-Advisor's compliance program, and the Sub-Advisor's Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Fund.
In considering the investment performance of the Fund and Sub-Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Broadridge peer group average). The Trustees also considered the consistency of the Sub-Advisor's management of the Fund with its investment objective, policies and limitations. After reviewing the short-term investment performance of the Fund, the Sub-Advisor's experience managing the Fund, the Sub-Advisor's historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Sub-Advisor was satisfactory.
In considering the costs of the services provided and profits realized by the Sub-Advisor and its affiliates from the relationship with the Fund, the Trustees first noted that the management fee for the Fund under the Investment Sub-Advisory Agreement was a percentage of the fees received by the Advisor from clients invested in the Fund, calculated after the Advisor's 10% donation to charity. The Trustees evaluated the Sub-Advisor's staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor's personnel; the Sub-Advisor's compliance program; the financial condition of the Sub-Advisor; the level of commitment to the Fund and the Sub-Advisor by the principals of the Sub-Advisor; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Sub-Advisor and the nature and frequency of advisory fee payments.
(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

The Trustees noted that the Advisor directly pays for certain expenses of the Fund under an Expense Limitation Agreement in order to help limit the Fund's annual operating expenses. The Trustees also considered potential benefits for the Sub-Advisor in managing the Fund, including promotion of the Sub-Advisor's name and the potential for the Sub-Advisor to generate soft dollars from Fund trades that may benefit the Sub-Advisor's other clients.
The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees determined that the Fund's management fee, due to the nature of the "Pay What is Fair" model, was lower than most of the comparable and lower than the peer group average. The Trustees also determined that the Fund's net expense ratio was lower than the comparable funds and the peer group average.  The Trustees noted that the Fund was much smaller than the peer group average.
Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.
In considering the extent to which economies of scale are realized as the Fund grows and whether the sub-advisory fee levels reflect these economies of scale for the benefit of the Fund's investors, the Trustees reviewed the Fund's operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.
Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Sub-Advisor.
In considering the Sub-Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Sub-Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any allocation of portfolio business to persons affiliated with the Sub-Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars). After further review and discussion, the Board determined that the Sub-Advisor's practices regarding brokerage and portfolio transactions were satisfactory.
In considering the Sub-Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Sub-Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Sub-Advisor's code of ethics.  The Board indicated that the Sub-Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.
Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Sub-Advisory Agreement for the Fund.

Aspiration Redwood Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Aspiration Fund Adviser, LLC
116 South Franklin Street	4551 Glencoe Avenue
Post Office Box 69	Marina Del Rey, CA 90292
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-683-8529

World Wide Web @:	World Wide Web @:

ncfunds.com	aspiration.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aspiration Funds

/s/ Andrei Cherny
Date: June 8, 2018	Andrei Cherny President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrei Cherny
Date: June 8, 2018	Andrei Cherny President and Principal Executive Officer

/s/ Ashley E. Harris
Date: June 8, 2018	Ashley E. Harris Treasurer and Principal Financial Officer